Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans, including fees	$ 14,868	$ 16,092	$ 17,857
Taxable securities	1,267	1,311	1,240
Tax-exempt securities	583	738	901
Other interest income	16	29	35
Total interest income	16,734	18,170	20,033
Interest expense:
Deposits	2,871	3,621	4,560
Securities sold under agreements to repurchase	4	4	3
Short-term borrowings	8	1	1
Other interest bearing liabilities	17	22	27
Total interest expense	2,900	3,648	4,591
Net interest income	13,834	14,522	15,442
Provision for loan losses	415	1,411	364
Net interest income after provision for loan losses	13,419	13,111	15,078
Non-interest income:
Customer service fees	1,290	1,282	1,346
Debit card fee income	822	809	792
Earnings on bank-owned life insurance and annuities	416	450	478
Trust fees	355	379	388
Commissions from sales of non-deposit products	375	353	273
Income from unconsolidated subsidiary	237	249	263
Fees derived from loan activity	165	197	152
Gain on sales of loans	338	567
(Loss) gain on calls of securities	(2)	2	6
Gain from life insurance proceeds		53
Other non-interest income	237	251	248
Total non-interest income	4,233	4,592	3,946
Non-interest expense:
Employee compensation expense	5,413	5,190	5,258
Employee benefits	1,615	2,096	1,686
Occupancy	971	929	957
Equipment	462	510	569
Data processing expense	1,450	1,440	1,326
Director compensation	223	234	284
Professional fees	388	362	462
Taxes, other than income	483	438	496
FDIC Insurance premiums	331	327	369
(Gain) loss on sales of other real estate owned	(39)	34	(56)
Amortization of intangibles	45	45	45
Amortization of investment in low-income housing partnership	448
Other non-interest expense	1,356	1,472	1,406
Total non-interest expense	13,146	13,077	12,802
Income before income taxes	4,506	4,626	6,222
Provision for income taxes	505	978	1,542
Net income	$ 4,001	$ 3,648	$ 4,680
Earnings per share
Basic earnings per share	$ 0.95	$ 0.86	$ 1.10
Diluted earnings per share	$ 0.95	$ 0.86	$ 1.10
Cash dividends declared per share	$ 0.88	$ 0.88	$ 0.86
Weighted average basic shares outstanding	4,210,336	4,231,404	4,241,286
Weighted average diluted shares outstanding	4,211,078	4,233,448	4,244,507